Employee share ownership plans	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Employee share ownership plans
25    Employee share ownership plans
Awards, in the form of the right to receive ordinary shares in BHP Group Limited have been granted under the following employee share ownership plans: Cash and Deferred Plan (CDP), Short-Term Incentive Plan (STIP), Long-Term Incentive Plan (LTIP), Management Award Plan (MAP), Transitional and Commencement KMP awards and the all-employee
share plan, Shareplus. Following unification of our dual listed company structure in January 2022, employees holding unvested BHP Group Plc awards received one BHP Group Limited award per BHP Group Plc award held at the time of unification. Vesting of awards will stay on the original timeframes. Employees holding BHP Group Plc acquired shares under Shareplus received one BHP Group Limited share for each BHP Group Plc share owned.
Some awards are eligible to receive a cash payment, or the equivalent value in shares, equal to the dividend amount that would have been earned on the underlying shares awarded to those participants (the Dividend Equivalent Payment, or DEP). The DEP is provided to the participants once the underlying shares are allocated or transferred to them. Awards under the plans do not confer any rights to participate in a share issue; however, there is discretion under each of the plans to adjust the awards in response to a variation in the share capital of BHP Group Limited.
On completion of the merger between BHP Petroleum and Woodside on 1 June 2022, adjustments were made to unvested awards held under the above mentioned employee share ownership plans to ensure participants continue to be appropriately treated. The number of ‘Uplift’ awards granted of 1,574,034 shares was calculated based on the number of unvested awards held prior to the merger multiplied by 1.1205 being the USD value of the in specie dividend divided by the closing BHP Group Limited share price on 31 May 2022 (converted into USD on the same date) plus one.

The table below provides a description of each of the
plans.

Plan	CDP and STIP	LTIP and MAP	Transitional and Commencement KMP awards	Shareplus
Type	Short-term incentive	Long-term incentive	Long-term incentive	All-employee share purchase plan

Overview
The CDP was implemented in FY2020 as a replacement for the STIP, both of which are generally plans for Executive KMP and members of the Executive Leadership Team who are not Executive KMP.

Under the CDP, two thirds of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited shares at the end of the vesting period (and the remaining one third is delivered in cash). Two awards of deferred shares are granted, each of the equivalent value to the cash award, vesting in two and five years respectively.

Under STIP, half of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited shares at the end of the two-year
vesting period.

The LTIP is a plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP, and awards are granted annually.

The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant’s role and grade.
Awards may be granted to new Executive KMP recruited into or within the Group to bridge the time-based gap between the vesting of awards either granted in their non-KMP
			roles or to replace awards foregone from a previous company.	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.

Vesting conditions
CDP: Service conditions only for the
two-year
award. Vesting of the five-year award is subject to service conditions and also to holistic review of performance at the end of the five-year vesting period, including a five-year view on HSEC performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct.

STIP: Service conditions only.

LTIP: Service and performance conditions.

BHP’s Total Shareholder
Return
1
(TSR) performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards.
For awards granted from December 2017 onwards, 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

MAP: Service conditions only.

Service and performance conditions.

The Remuneration Committee has absolute discretion to determine if the performance condition has been met and whether any, all or part of the award will vest (or otherwise lapse), having regard to personal performance and the underlying financial performance of the Group during the performance period.

To the extent the performance condition is not achieved, awards will lapse. There is no retesting of the performance condition. Vested awards may be subject to a holding lock.
Service conditions only.

Plan	CDP and STIP	LTIP and MAP	Transitional and Commencement KMP awards	Shareplus

Vesting period	CDP – 2 and 5 years STIP – 2 years	LTIP – 5 years MAP – 1 to 5 years	2 years	3 years

Dividend Equivalent Payment	CDP – Yes STIP – Yes	LTIP – Yes MAP – Varies	Yes	No

Exercise period	None	None	None	None

1
For LTIP awards granted prior to unification and where the five-year performance period ends after unification, the TSR at the start of the performance period is based on the weighted average of the TSRs of BHP Group Limited and BHP Group Plc and the TSR at the end of the performance period is based on the TSR of BHP Group Limited.

Employee share awards

2022	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of BHP Group Plc awards transferred to BHP Group Limited on unification 1	Number of awards at the end of the financial year	Weighted average remaining contractual life (years)	Weighted average share price at exercise date
BHP Group Limited
CDP awards	216,340	491,654	–	–	–	707,994	2.2	n/a
STIP awards	200,785	9,014	125,989	–	–	83,810	0.2	A$47.70
LTIP awards	3,543,220	714,781	1,114,524	–	–	3,143,477	1.8	A$47.70
MAP awards 2	9,953,517	3,915,785	4,615,318	2,321,453	161,642	7,094,173	1.2	A$46.62
Transitional and Commencement KMP awards	77,000	9,279	–	–	–	86,279	0.2	n/a
Shareplus	4,539,194	3,091,639	2,465,378	531,479	280,494	4,914,470	1.3	A$50.54

BHP Group Plc
MAP awards	176,049	72,412	70,657	16,162	161,642	–	n/a	£22.18
Shareplus	232,767	63,209	2,174	13,308	280,494	–	n/a	£22.11

1
On unification of the Group’s corporate structure on 31 January 2022 (refer note 16 ‘Share capital’ for details) 161,642 of unvested awards over BHP Group Plc shares lapsed and were replaced by equivalent awards over BHP Group Limited on the terms of the MAP awards.

Under the rules of the Shareplus, on unification, holders of acquired BHP Group Plc shares, exchanged them for BHP Group Limited shares on the same terms of other BHP Group Plc shareholders. As participants were not eligible for matching shares in BHP Group Plc, BHP Group Limited made an equivalent offer of rights to match 280,494 unvested awards, which will vest based on their original timeline and will be satisfied with the delivery of BHP Group Limited shares.
Given the unification had no impact on the vesting timelines or the terms and conditions of the MAP awards and Shareplus, the changes did not represent a modification that changed the fair value of the awards.

2	There were 2,761 number of awards vested and exercisable at the end of the financial year.

Fair value and assumptions in the calculation of fair value for awards issued

2022	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
BHP Group Limited
CDP awards	27.46	n/a	2 and 5 years	A$38.05	n/a	n/a
LTIP awards	13.66	1.36%	5 years	A$38.05	30.0%	n/a
MAP awards 1	22.10	n/a	1-5 years	A$51.33/A$36.39/ A$46.55/ A$50.58 / A$42.52	n/a	5.0% up to 30 June 2022 and 7.5% per annum thereafter
Shareplus	22.80	0.12%	3 years	A$45.66	n/a	5.51%

BHP Group Plc
MAP awards	20.85	n/a	3 years	£18.62	n/a	5.0% up to 30 June 2022 and 7.5% per annum thereafter
Shareplus	14.53	0.15%	3 years	£20.68	n/a	6.60%

1	Includes MAP awards granted on 17 August 2021, 29 September 2021, 1 March 2022, 30 March 2022 and 17 June 2022.
Recognition and measurement
The fair value at grant date of equity-settled share awards is charged to the income statement over the period for which the benefits of employee services are expected to be derived. The fair values of awards granted were estimated using a Monte Carlo simulation methodology and Black-Scholes option pricing technique and consider the following factors:

•	exercise price

•	expected life of the award

•	current market price of the underlying shares

•	expected volatility using an analysis of historic volatility over different rolling periods. For the LTIP, it is calculated for all sector comparators and the published MSCI World index

•	expected dividends

•	risk-free interest rate, which is an applicable government bond rate

•	market-based performance hurdles

•	non-vesting conditions
Where awards are forfeited because
non-market-based
vesting conditions are not satisfied, the expense previously recognised is proportionately reversed.
The tax effect of awards granted is recognised in income tax expense, except to the extent that the total tax deductions are expected to exceed the cumulative remuneration expense. In this situation, the excess of the associated current or deferred tax is recognised in equity and forms part of the employee share awards reserve. The fair value of awards as presented in the tables above represents the fair value at grant date.
In respect of employee share awards, the Group utilises the BHP Billiton Limited Employee Equity Trust. The trustee of this trust is an independent company, resident in Jersey. The trust uses funds provided by the Group to acquire ordinary shares to enable awards to be made or satisfied. The ordinary shares may be acquired by purchase in the market or by subscription at not less than nominal value.